AerCap Transaction (Details) (USD $)	8 Months Ended	0 Months Ended
	Dec. 31, 2014	May 14, 2014	May 13, 2014	Dec. 31, 2013
Predecessor
AerCap transaction
Total outstanding indebtedness			$ 22,700,000,000
AerCap | AIG
AerCap transaction
Percent of AerCap owned		46.00%
Sale of shares of stock	0
AerCap | AIG | Minimum
AerCap transaction
Lockup period of shares of the combined company held by third party		9 months
AerCap | AIG | Maximum
AerCap transaction
Lockup period of shares of the combined company held by third party		15 months
AIG | AIG Revolving Credit Facility | AerCap Ireland Capital Limited
AerCap transaction
Maximum amount of credit facility				1,000,000,000
Unsecured debt financing | AerCap Ireland Capital Limited | Joint debt issuance | Acquisition Notes
AerCap transaction
Principal amount of notes		2,600,000,000
Number of tranches		3
AIG | Predecessor
AerCap transaction
Special distribution paid			600,000,000
AIG | ILFC | AerCap and AerCap Ireland Limited
AerCap transaction
Acquisition of common stock (as a percent)		100.00%
AIG | ILFC | AerCap
AerCap transaction
Total consideration paid in cash		2,400,000,000
Total consideration paid		6,957,641,000
AIG | ILFC | Common Stock | AerCap
AerCap transaction
Newly-issued common shares (in shares)		97,560,976
Closing share price (in dollars per share)		46.59